FINANCE COSTS	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS

		Years ended December 31
(In millions of dollars)	Note	2021	2020

Interest on borrowings [1]		745	780
Interest on lease liabilities	8	74	70
Interest on post-employment benefits liability	23	14	13
Loss on foreign exchange		10	107
Change in fair value of derivative instruments		(6)	(97)
Capitalized interest		(17)	(19)
Other		29	27

Total finance costs		849	881
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.

FOREIGN EXCHANGE AND CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS
We recognized $10 million in net foreign exchange losses in 2021 (2020 - $107 million in net losses). These losses were primarily attributed to our US CP program borrowings (see note 17).

These foreign exchange losses were offset by the $6 million gain related to the change in fair value of derivatives (2020 - $97 million gain) that was primarily attributed to the debt derivatives, which were not designated as hedges for accounting purposes, we used to substantially offset the foreign exchange risk related to these US dollar-denominated borrowings.